Financial risk management and fair value measurement - Sensitivity analysis (Details) - Currency risk	12 Months Ended
Aug. 31, 2022 CAD ($)
Financial risk management and fair value measurement
Percentage of reasonably possible increase in risk assumption	5.00%
Percentage of reasonably possible decrease in risk assumption	5.00%
Increase in net income (loss) due to reasonably possible increase in risk assumption	$ 253,000
Decrease in net income (loss) due to reasonably possible decrease in risk assumption	(253,000)
Increase in other comprehensive income due to reasonably possible increase in risk assumption	358,000
Decrease in other comprehensive income due to reasonably possible decrease in risk assumption	$ (358,000)